SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2004

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

01-02    GER    3000     7.8000       8.47	       Weeden & Co.
01-05    " "    8000     7.8380       8.57	       	""
01-06    " "    5000     7.8700       8.63	       	""
01-08    " "    8000     7.9090       8.75	       	""
01-09    " "    4000     7.9095	  8.79	       	""
01-12    " "    9000     7.9833       8.68	       	""
01-14    " "    9000     7.7284       8.75	       	""
01-16    " "    9000     7.6900	  8.70	       	""
01-20    " "   12000     7.8226       8.84	       	""
01-21    " "    8000     7.8614       8.93	       	""
01-22    " "   12000     7.9000       8.96	       	""
01-23    " "    9000     7.9400       8.97	       	""
01-26    " "    7000     7.9244       8.79	       	""
01-27    " "    5000     7.9600       8.86		     	""
01-28    " "    6000     7.8788       8.85	       	""
01-29    " "   12000     7.7007       8.57	       	""
01-30    " "   14000     7.6798       8.55	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          2/5/04